Expense Example	Jun. 10, 2026 USD ($)
Amana Equity Income ETF | Amana Equity Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 78
Expense Example, with Redemption, 3 Years	243
Amana Growth ETF | Amana Growth ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	195
Amana Developing World ETF | Amana Developing World ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	$ 290